Fair Value Measurements - Schedule of Changes in Fair Value of Private Placement Warrants (Detail) - Level 3 - Warrants $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 0
Reverse recapitalization	10,304
Change in fair value	(7,147)
Ending Balance	3,157
$11.50 Exercise Price Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Reverse recapitalization	7,110
Change in fair value	(5,231)
Ending Balance	1,879
$15 Exercise Price Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Reverse recapitalization	3,194
Change in fair value	(1,916)
Ending Balance	$ 1,278